RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Related Party Transaction [Line Items]
Due to Related Parties	$ 1,612,531		$ 1,283,464	$ 377,106
Notes Payable, Related Parties	2,000,000		6,220,000	2,100,000
Accrued interest - related party	850,092		747,636	$ 138,967
Notes Payable			6,220,000
Revenue from Related Parties	424,394	$ 476,121
Related Party [Member]
Related Party Transaction [Line Items]
Notes Payable	2,000,000		615,584
Accounts Receivable, Related Parties	$ 194,862		$ 86,956